Note 20 - Key Management Personnel	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]

Note 20: Key management personnel

Key management personnel include Fury Gold’s board of directors and certain executive officers of the Company, including the CEO, Chief Financial Officer (“CFO”) and Senior Vice President, Exploration.

The remuneration of the Company’s key management personnel was as follows:

	Years ended December 31
	2024	2023	2022
Short-term benefits provided to executives (a)	$1,306	$1,109	$1,719
Directors’ fees paid to non-executive directors	161	289	203
Share-based payments	724	1,013	1,059
Total	$2,191	$2,411	$2,981

(a) Short-term employee benefits include salaries, bonuses payable within twelve months of the date of the consolidated statements of financial position, and other annual employee benefits.